Subsequent Events (Details) $ / shares in Units, kr in Thousands, $ in Thousands									5 Months Ended	6 Months Ended	12 Months Ended
	Feb. 14, 2020 USD ($) $ / shares shares	Feb. 13, 2020 USD ($)	Feb. 07, 2020 USD ($)	Feb. 05, 2020 $ / shares	Jan. 31, 2020 NOK (kr)	Jan. 31, 2020 USD ($)	Nov. 27, 2019 NOK (kr)	Nov. 27, 2019 USD ($)	May 26, 2021	Dec. 26, 2020	Jun. 26, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Events
Amount repaid or repurchased												$ 547,751	$ 231,753	$ 397,008
Loss on redemption of bond												2,119		1,459
Drawn amount												905,730	524,165	$ 280,000
Repurchases of common units												$ 26,642	$ 62
Common shares/units
Subsequent Events
Declaration of quarterly cash dividend (per share) | $ / shares				$ 0.15
NOK 2021 Bonds
Subsequent Events
Amount repaid or repurchased | kr							kr 316,000
Percentage of redemption price of par value							104.75%	104.75%	101.00%	102.50%	104.00%
Loss on redemption of bond								$ 1,644
Repurchase of bonds | NOK 2021 Bonds
Subsequent Events
Amount repaid or repurchased | kr					kr 434,000
Percentage of redemption price of par value					104.00%	104.00%
Loss on redemption of bond						$ 1,937
Purchase of LLIs
Subsequent Events
Payment for acquisition of LLI			$ 17,625
Refinancing | Revolving credit facilities (Legacy Facility Refinancing)
Subsequent Events
Drawn amount		$ 23,346
Available facility amount		$ 76,654
Repurchase of shares | Common shares/units | Unit repurchase programme
Subsequent Events
Number of units repurchased | shares	323,919
Stock repurchase program, weighted average price | $ / shares	$ 6.1443
Repurchases of common units	$ 2,000